18. and 22. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

From July 1 to August 11, 2015, the Company sold additional Subordinated Notes totaling $964,435 with a weighted average term of 34 months and bearing a weighted average interest rate of 14.45%.

On July 1, 2015, Aspirity Financial lent Enterprises an aggregate principal amount of $22,205,613 with a weighted average interest rate of 14.08% and a maturity date of December 30, 2019 (the “Term Loan”). Although initially an intercompany relationship, the loan agreement between the parties is constructed on an arm’s length basis, contains customary protective provisions for the lender, including certain guarantees, collateral, and covenants, and ensures that the cash flows generated by the Legacy Businesses may continue to be used to pay the interest and principal on the outstanding Notes. See also See also “Note 1 - Basis of Presentation and Description of Business - Businesses – The Restructuring”.

On June 4, 2015, the Company entered into an agreement with Bell State Bank & Trust (“Bell”) to sublease 8,000 square feet of furnished office space at 701 Xenia Avenue South, Golden Valley, Minnesota 55416 from July 1, 2015 to May 31, 2017 for a monthly rent of $10,671 beginning September 1, 2015. The office space will house Aspirity Energy and Aspirity Financial.

On July 6, 2015, the effective date, the Company gave notice to MISO of the cancellation of its guarantees of TCP, CEF, and SUM’s obligations.

On July 10, 2015, the board approved a resolution authorizing a distribution to members of $750,000. The distribution was paid to members on July 10. Total distributions paid to common owners from July 1, 2015 to August 14, 2015 was $950,000.

On July 24, 2015, Enterprises loaned Ultra Green $50,000. The note is secured by a first mortgage on Ultra Green’s production facility in Devil’s Lake, North Dakota and bears interest at 10% per annum. Interest only payments are due beginning September 1, 2015. The note will mature when the sale of the North Dakota facility is closed.

On August 4, 2015 the Maple Revolver was amended to increase the committed amount to $7,500,000.

On August 5, 2015, the Company received the $500,000 down payment for the sale of TCP.

On August 7, 2015, Enterprises lent Noble Conservation Solutions, Inc. $400,000 (the “Noble Note”) as bridge financing until the parties negotiate definitive agreements regarding an equity investment. The Noble Note bears interest at a rate of 6% per annum and matures on September 1, 2015.

The Company has evaluated subsequent events occurring through the date that the financial statements were issued.

From January 1 to March 25, 2015, the Company sold additional Subordinated Notes totaling $2,391,400 with a weighted average term of 31.4 months and bearing a weighted average interest rate of 13.75%.

On January 26, 2015, Cyclone closed on the purchase of a single family home located in New Prague, Minnesota for a price of $198,650, paid in cash. Cyclone intends to spend approximately $60,000 on remodeling the property. When remodeling is complete, the property will be offered for rent, anticipated to be during the spring of 2015.

On February 24, 2015, American Land and Cyclone entered into a construction loan agreement for a committed amount of $485,000 secured by a mortgage on Lot 2, Block 1, Territory 1st Addition, also referred to as “21580 Bitterbush Pass”. The loan is also personally guaranteed by Mr. Krieger. Proceeds will be used to construct a home on the property and draws bear interest at the higher of: (a) 6.50% or (b) the prime rate as reported from time to time by The Wall Street Journal plus 3.00%. Interest only is payable monthly on the 10th and the note matures on November 24, 2015. The loan may be prepaid in whole or in part at any time without penalty. As of March 25, 2015, the outstanding amount of the loan was $128,247 and the Company was in compliance with all terms and conditions of the agreement.

On March 3, 2015 the board approved a resolution authorizing a distribution to members of $4,000,000. The distribution was paid to members on March 18, 2015.

The Company has evaluated subsequent events occurring through the date that the financial statements were issued.